Form N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	SCHWAB STRATEGIC TRUST
Entity Central Index Key	0001454889
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Prospectus Date	Dec. 20, 2024
Supplement to Prospectus [Text Block]
SCHWAB STRATEGIC TRUST
Schwab® International Dividend Equity ETF
(the fund)
Supplement dated February 28, 2025, to the fund’s currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.
Effective February 28, 2025, the management fee of the fund has been reduced, as follows:
Fund	Current Management Fee	New Management Fee
Schwab International Dividend Equity ETF	0.14%	0.08%
Accordingly, the following changes to the fund’s Statutory Prospectus and SAI are effective February 28, 2025:
(1)
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” header in the “Fund Summary” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Management fees	0.08
Other expenses	None
Total annual fund operating expenses	0.08
(1)
The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$8	$26	$45	$103